Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2016	$ 78	$ 94,966	$ (82)	$ 12,226	$ 107,188
Balance (in Shares) at Dec. 31, 2016	30,989,873
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount	$ 6	35,071			35,077
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount (in Shares)	2,300,000
Exercise of options	$ 2	2,758			2,760
Exercise of options (in Shares)	834,350
Share-based compensation		4,411			4,411
Cumulative effect of a change in accounting principle related to stock-based compensation		69		(69)
Warrants to customers		2,895			2,895
Other comprehensive income/loss			383		383
Net income/loss				(2,015)	(2,015)
Balance at Dec. 31, 2017	$ 86	140,170	301	10,142	150,699
Balance (in Shares) at Dec. 31, 2017	34,124,223
Exercise of options and vesting of restricted stock units	$ 3	6,422			6,425
Exercise of options and vesting of restricted stock units (in Shares)	940,977
Share-based compensation		5,546			5,546
Warrants to customers		4,576			4,576
Other comprehensive income/loss			(539)		(539)
Net income/loss				12,429	12,429
Balance at Dec. 31, 2018	$ 89	156,714	(238)	22,571	179,136
Balance (in Shares) at Dec. 31, 2018	35,065,200
Exercise of options and vesting of restricted stock units	$ 2	5,899			5,901
Exercise of options and vesting of restricted stock units (in Shares)	628,140
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount	$ 14	130,296			$ 130,310
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount (in Shares)	4,991,000
Exercise of options (in Shares)					(472,980)
Share-based compensation		6,614			$ 6,614
Warrants to customers		5,094			5,094
Other comprehensive income/loss			1,081		1,081
Net income/loss				10,167	10,167
Balance at Dec. 31, 2019	$ 105	$ 304,617	$ 843	$ 32,738	$ 338,303
Balance (in Shares) at Dec. 31, 2019	40,684,340